Restatement of Previously Issued Carve-out Consolidated Financial Statements (Tables)	12 Months Ended
Mar. 31, 2024
Restatement Of Previously Issued Carve-out Consolidated Financial Statements
Schedule of unaudited consolidated financial information

	As Previously Reported		As Adjusted – Restatement no. 1
	March 31, 2023	Restatement Adjustment	March 31, 2023
Carve-out Consolidated Balance Sheet
Net stockholder’s investment and additional paid-in capital	$7,311	$(90)	$7,221
Retained earnings	6,454	(136)	6,318
Accumulated other comprehensive loss	(1,385)	36	(1,349)
Total Aark Singapore Pte. Ltd. stockholder’s equity	$12,380	$(190)	$12,190
Noncontrolling interest	1,089	190	1,279
Total stockholder’s equity	$13,469	$-	$13,469
Total liabilities and stockholder’s equity	$34,397	$-	$34,397

Carve-out Consolidated Statement of Operations
Less: Net income attributable to noncontrolling interest	$221	$39	$260
Net income attributable to Aark Singapore Pte. Ltd.	$1,485	$(39)	$1,446

Carve-out Consolidated Statement of Comprehensive Income
Less: Comprehensive income attributable to noncontrolling interest	$118	$21	$139
Total comprehensive income attributable to Aark Singapore Pte. Ltd.	$762	$(21)	$741

Schedule of quarterly financial statement

	As Previously Reported		As Adjusted – Restatement no. 1
	March 31, 2023	Restatement Adjustment	March 31, 2023
Earnings per share attributable to Aark Singapore Pte. Ltd. common stockholders
Basic	$148,422	$(22,926)	$125,496
Diluted	$148,422	$(23,057)	$125,365

Weighted average common shares outstanding
Basic	10	-	10
Diluted	10	-	10

Schedule of financial statement

	As previously reported per Restatement no. 1		As Adjusted – Restatement no. 2
	March 31, 2023	Restatement Adjustment	March 31, 2023
Earnings per share attributable to Aark Singapore Pte. Ltd. common stockholders
Basic	$125,496	$(125,371)	$125
Diluted	$125,365	$(125,240)	$125

Weighted average common shares outstanding
Basic	10	9,990	10,000
Diluted	10	9,990	10,000